Auditor fees	12 Months Ended
Dec. 31, 2019
Auditor fees
Auditor fees

24. Auditor fees

The fees for services provided by our external auditor, Deloitte Accountants B.V., are specified below for each of the financial years indicated:

	2019	2018	2017
	(€ in thousands)
Audit fees	515	181	175
Audit-related fees	57	261	140
Tax fees	—	—	—
All other fees	—	—	—
	572	442	315

Auditor fees consist of aggregate fees for professional services provided in connection with the annual audit of our financial statements, procedures on our quarterly financial statements, consultations on accounting matters directly related to the audit, and comfort letters, consents and review of documents filed with the SEC.